Commitments and contingent liabilities (Tables)	9 Months Ended
Sep. 30, 2024
Capital commitments [abstract]
Schedule of capital expenditure
The Group has capital expenditure contracted for but not recognised as liabilities as at September 30, 2024. The expenditure is as follows:

September 30, 2024
£’000
Plant and equipment	24
Leasehold improvements	2
26